Convertible note (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Dec. 01, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Dec. 30, 2022
Convertible note
Unsecured convertible note principal amount					$ 3,230,000
Interest rate					7.00%
Note mature date				Dec. 30, 2023
Common share conversion price				$ 2.00
Conversion of convertible note into number of ordinary share				8,996,865
Conversion of convertible note into number of ordinary share conversion rate per share				$ 0.12
Interest payable		$ 269,787		$ 157,801
Convertible note redemption				1,250,000
Outstanding principal of convertible				$ 2,000,000.0
Ordinary shares issued	1,875,000	691,610	0
Redemption of convertible notes	$ 225,000	$ 960,000	$ 0
Adjusted for the reversed stock split, shares	62,500